EMERGING MARKETS BOND FUND
SCHEDULE OF INVESTMENTS
March 31, 2024 (unaudited)

Par
(000's) Value
CORPORATE BONDS : 21.0%
Brazil : 0.9%
CSN Inova Ventures Reg S
6.75%, 01/28/28 † USD 687 $ 673,670
Underline
Cayman Islands : 1.1%
CK Hutchison Europe
Finance 21 Ltd. Reg S
1.00%, 11/02/33 EUR 776 660,683
EDO Sukuk Ltd. 144A
5.88%, 09/21/33 USD 217 221,565
882,248
Colombia : 1.3%
Ecopetrol SA
8.88%, 01/13/33 USD 914 966,854
Underline
Hong Kong : 1.9%
Fortune Star BVI Ltd. Reg S
5.00%, 05/18/26 USD 333 286,970
5.05%, 01/27/27 USD 456 377,723
Franshion Brilliant Ltd. Reg S
4.25%, 07/23/29 USD 537 375,931
Huarong Finance 2017 Co.
Ltd. Reg S
4.75%, 04/27/27 USD 289 273,466
Huarong Finance II Co. Ltd.
Reg S
4.88%, 11/22/26 USD 166 159,438
1,473,528
India : 1.5%
Adani Renewable Energy RJ
Ltd./ Kodangal Solar Parks
Pvt Ltd. / Wardha Solar
Maharashtra 144A
4.62%, 10/15/39 USD 477 393,956
Adani Renewable Energy RJ
Ltd./Kodangal Solar Parks
Pvt Ltd/Wardha Solar
Maharash Reg S
4.62%, 10/15/39 USD 323 267,224
JSW Hydro Energy Ltd. Reg S
4.12%, 05/18/31 USD 568 504,203
1,165,383
Indonesia : 0.7%
Star Energy Geothermal
Darajat II / Star Energy
Geothermal Salak Reg S
4.85%, 10/14/38 USD 253 234,534
Star Energy Geothermal
Wayang Windu Ltd. Reg S
6.75%, 04/24/33 USD 264 266,206
500,740
Luxembourg : 0.8%
3R Lux SARL 144A
9.75%, 02/05/31 USD 245 256,602
Minerva Luxembourg SA
Reg S
4.38%, 03/18/31 USD 408 341,353
597,955
Par
(000’s) Value
Mauritius : 0.2%
India Clean Energy Holdings
144A
4.50%, 04/18/27 USD 68 $ 62,467
India Clean Energy Holdings
Reg S
4.50%, 04/18/27 USD 91 83,595
146,062
Mexico : 4.7%
Corp. GEO SAB de CV Reg S
9.25%, 06/30/20 (d) * USD 380 9,249
Petroleos Mexicanos
6.49%, 01/23/27 USD 1,869 1,764,880
6.84%, 01/23/30 USD 2,097 1,851,394
3,625,523
Nigeria : 0.8%
SEPLAT Energy Plc 144A
7.75%, 04/01/26 † USD 629 612,792
Underline
Qatar : 1.3%
Nakilat, Inc. Reg S
6.07%, 12/31/33 USD 468 488,674
QatarEnergy 144A
2.25%, 07/12/31 USD 583 489,448
978,122
Singapore : 0.9%
Continuum Energy Aura Pte
Ltd. 144A
9.50%, 02/24/27 USD 162 168,775
SingTel Group Treasury Pte
Ltd. Reg S
1.88%, 06/10/30 USD 277 234,829
2.38%, 08/28/29 USD 290 258,729
662,333
South Africa : 1.0%
Gold Fields Orogen Holdings
BVI Ltd. 144A
6.12%, 05/15/29 USD 718 730,364
Underline
South Korea : 0.8%
Export-Import Bank of Korea
5.12%, 01/11/33 USD 576 588,505
Underline
United Arab Emirates : 0.6%
Abu Dhabi National Energy
Co. PJSC 144A
4.70%, 04/24/33 USD 502 491,699
Underline
United Kingdom : 0.9%
Anglo American Capital Plc
Reg S
2.88%, 03/17/31 USD 844 719,030
Underline
United States : 1.6%
AES Panama Generation
Holdings SRL Reg S
4.38%, 05/31/30 USD 664 577,814
Kosmos Energy Ltd. Reg S
7.12%, 04/04/26 USD 168 165,308
Stillwater Mining Co. Reg S

EMERGING MARKETS BOND FUND
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
United States (continued)
4.50%, 11/16/29 USD 635 $ 501,487
1,244,609
Total Corporate Bonds
(Cost: $15,513,198) 16,059,417
GOVERNMENT OBLIGATIONS : 71.2%
Angola : 0.5%
Angolan Government
International Bond 144A
9.38%, 05/08/48 USD 463 400,694
Underline
Bahamas : 0.1%
Bahamas Government
International Bond Reg S
6.00%, 11/21/28 USD 125 113,373
Underline
Barbados : 0.5%
Barbados Government
International Bond Reg S
6.50%, 10/01/29 USD 370 352,055
Underline
Benin : 0.5%
Benin Government
International Bond 144A
7.96%, 02/13/38 USD 380 370,698
Underline
Bolivia : 0.7%
Bolivian Government
International Bond Reg S
4.50%, 03/20/28 USD 850 499,375
Underline
Brazil : 5.2%
Brazil Notas do Tesouro
Nacional Serie F
10.00%, 01/01/35 BRL 5,636 1,083,713
Brazil Notas do Tesouro
Nacional, Series F
10.00%, 01/01/25 BRL 4,812 982,419
10.00%, 01/01/29 BRL 2,810 561,830
10.00%, 01/01/31 BRL 6,439 1,266,499
10.00%, 01/01/33 BRL 560 108,944
4,003,405
Cameroon : 0.4%
Republic of Cameroon
International Bond Reg S
9.50%, 11/19/25 USD 337 331,179
Underline
Chile : 4.0%
Bonos de la Tesoreria de la
Republica de Chile 144A
Reg S
5.00%, 10/01/28 CLP 685,000 693,388
Bonos de la Tesoreria de la
Republica en pesos 144A
Reg S
5.30%, 11/01/37 CLP 2,405,000 2,374,945
3,068,333
China : 0.9%
Asian Infrastructure
Investment Bank Reg S
4.25%, 01/27/27 PHP 39,000 674,031
Underline
Par
(000’s) Value
Colombia : 3.5%
Colombian TES
9.25%, 05/28/42 COP 5,980,000 $ 1,367,705
13.25%, 02/09/33 COP 4,238,000 1,290,816
2,658,521
Costa Rica : 0.4%
Costa Rica Government
International Bond Reg S
6.12%, 02/19/31 USD 160 162,453
7.00%, 04/04/44 USD 127 131,882
294,335
Czech Republic : 2.6%
Czech Republic Government
Bond
2.00%, 10/13/33 CZK 37,290 1,353,255
6.00%, 02/26/26 CZK 1,600 71,018
Czech Republic Government
Bond Reg S
2.40%, 09/17/25 CZK 14,370 600,464
2,024,737
Democratic Republic of the Congo : 1.9%
Congolese International
Bond Reg S
6.00%, 06/30/29 (s) USD 1,769 1,474,691
Underline
Dominican Republic : 1.4%
Dominican Republic
International Bond Reg S
9.75%, 06/05/26 DOP 61,734 1,053,446
Underline
Ecuador : 2.6%
Ecuador Government
International Bond Reg S
2.50%, 07/31/40 (s) USD 526 257,109
3.50%, 07/31/35 (s) USD 2,268 1,199,495
6.00%, 07/31/30 (s) USD 727 495,224
1,951,828
ET : 0.3%
Ethiopia International Bond
Reg S
6.62%, 12/11/24 USD 278 204,324
Underline
Gabon : 0.6%
Gabon Government
International Bond 144A
6.95%, 06/16/25 USD 66 64,824
Gabon Government
International Bond Reg S
6.62%, 02/06/31 USD 443 379,064
443,888
Ghana : 0.6%
Ghana Government
International Bond Reg S
8.75%, 03/11/61 USD 843 432,122
Underline
Guatemala : 0.3%
Guatemala Government
Bond Reg S
4.65%, 10/07/41 USD 318 256,673
Underline

Par
(000’s) Value
Honduras : 0.1%
Honduras Government
International Bond Reg S
6.25%, 01/19/27 USD 99 $ 95,844
Underline
Hungary : 2.3%
Hungary Government Bond
7.00%, 10/24/35 HUF 297,000 832,226
9.50%, 10/21/26 HUF 326,370 948,661
1,780,887
Indonesia : 4.1%
Indonesia Treasury Bond
6.38%, 04/15/32 IDR 20,304,000 1,257,875
6.62%, 02/15/34 IDR 3,200,000 200,258
7.00%, 09/15/30 IDR 3,501,000 225,398
7.12%, 06/15/43 IDR 22,040,000 1,412,450
3,095,981
Ivory Coast : 0.1%
Ivory Coast Government
International Bond Reg S
5.75%, 12/31/32 (s) USD 81 77,369
Underline
Jamaica : 0.3%
Jamaica Government
International Bond
7.62%, 07/09/25 USD 245 248,765
Underline
Kenya : 0.9%
Republic of Kenya
Government International
Bond 144A
9.75%, 02/16/31 USD 221 226,864
Republic of Kenya
Infrastructure Bond
18.46%, 08/09/32 KES 57,500 456,113
682,977
Kuwait : 0.5%
Kuwait International
Government Bond 144A
3.50%, 03/20/27 USD 185 179,655
Kuwait International
Government Bond Reg S
3.50%, 03/20/27 USD 212 205,875
385,530
Malaysia : 4.4%
Malaysia Government Bond
4.46%, 03/31/53 MYR 4,235 933,899
4.50%, 04/15/30 MYR 6,623 1,456,104
4.89%, 06/08/38 MYR 4,271 990,505
3,380,508
Morocco : 0.5%
Morocco Government
International Bond Reg S
2.00%, 09/30/30 EUR 400 372,033
Underline
Oman : 0.3%
Oman Government
International Bond 144A
6.75%, 01/17/48 USD 209 214,519
Underline
Par
(000’s) Value
Papua New Guinea : 0.5%
Papua New Guinea
Government International
Bond Reg S
8.38%, 10/04/28 USD 371 $ 351,931
Underline
Paraguay : 0.6%
Paraguay Government
International Bond Reg S
5.40%, 03/30/50 USD 532 469,426
Underline
Peru : 3.7%
Peru Government Bond
5.35%, 08/12/40 PEN 5,538 1,196,428
5.40%, 08/12/34 PEN 7,188 1,664,800
2,861,228
Philippines : 1.9%
Philippine Government
International Bond
6.25%, 01/14/36 PHP 86,289 1,451,587
Underline
Poland : 4.8%
Republic of Poland
Government Bond
1.75%, 04/25/32 PLN 3,673 705,250
6.00%, 10/25/33 PLN 10,248 2,670,919
Republic of Poland
Government International
Bond
5.12%, 09/18/34 USD 323 323,181
3,699,350
Qatar : 1.9%
Qatar Government
International Bond 144A
4.82%, 03/14/49 USD 779 731,652
5.10%, 04/23/48 USD 760 740,730
1,472,382
Romania : 1.0%
Romanian Government
International Bond Reg S
7.62%, 01/17/53 USD 686 762,578
Underline
Saudi Arabia : 4.4%
Saudi Government
International Bond 144A
4.75%, 01/16/30 USD 1,175 1,166,916
Saudi Government
International Bond Reg S
4.62%, 10/04/47 USD 1,206 1,041,702
5.00%, 04/17/49 USD 1,235 1,126,857
3,335,475
Singapore : 1.2%
Singapore Government
Bond
3.38%, 09/01/33 SGD 1,223 926,695
Underline
Sri Lanka : 0.4%
Sri Lanka Government
International Bond Reg S
5.88%, 07/25/22 USD 512 303,933
Underline

EMERGING MARKETS BOND FUND
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

FootnoteRuleAboveBlank
Par
(000’s) Value
Suriname : 1.4%
Suriname Government
International Bond 144A
7.95%, 07/15/33 USD 1,043 $ 958,028
9.00%, 12/31/50 USD 107 79,052
1,037,080
Thailand : 2.2%
Thailand Government Bond
2.00%, 12/17/31 THB 62,585 1,667,358
Underline
Uganda : 0.5%
Republic of Uganda
Government Bonds
14.38%, 02/03/33 UGX 1,710,000 418,126
Underline
United Arab Emirates : 2.9%
Finance Department
Government of Sharjah
144A
6.50%, 11/23/32 USD 681 709,118
UAE International
Government Bond Reg S
4.95%, 07/07/52 USD 1,567 1,498,741
2,207,859
Uruguay : 1.0%
Uruguay Government
International Bond
9.75%, 07/20/33 UYU 3,400 95,302
Uruguay Government
International Bond Reg S
8.50%, 03/15/28 UYU 25,102 659,245
754,547
Uzbekistan : 0.2%
Republic of Uzbekistan
International Bond Reg S
3.90%, 10/19/31 USD 189 156,329
Underline
Zambia : 2.1%
Zambia Government Bond
13.00%, 12/17/28 ZMW 8,500 259,089
Par
(000’s) Value
Zambia (continued)
13.00%, 01/25/31 ZMW 41,444 $ 1,121,182
13.00%, 12/27/31 ZMW 890 22,987
13.00%, 03/23/32 ZMW 7,500 188,752
1,592,010
Total Government Obligations
(Cost: $53,694,383) 54,410,015
SHORT-TERM INVESTMENTS : 2.7%
United States Treasury Obligations: 2.7%
United States Treasury Bill
5.33%, 04/09/24 841,000 840,018
5.34%, 04/23/24 1,227,000 1,223,052
2,063,070
Number
of Shares
MONEY MARKET FUND : 3.7%
(Cost: $2,814,728)
Invesco Treasury Portfolio -
Institutional Class 2,814,728 2,814,728
Underline
Total Investments Before Collateral for
Securities Loaned: 98.6%
(Cost: $74,085,379) 75,347,230
SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES ON LOAN:
1.2%
Money Market Fund: 1.2%
(Cost: $951,943)
State Street Navigator
Securities Lending
Government Money
Market Portfolio 951,943 951,943
Total Investments: 99.8%
(Cost: $75,037,322) 76,299,173
Other assets less liabilities: 0.2% 135,457
NET ASSETS: 100.0% $ 76,434,630

Footnotes:
Schedule of Open Forward Foreign Currency Contracts - March 31, 2024
Counterparty
Currency to
be sold
Currency to
be purchased
Settlement
Dates
Unrealized
Appreciation
(Depreciation)
STATE STREET BANK AND TRUST
COMPANY USD 837,468 TWD 26,216,929 4/12/2024 $(16,973)
STATE STREET BANK AND TRUST
COMPANY USD 1,220,733 TRY 40,472,200 4/25/2024 $(4,541)
Net unrealized depreciation on forward foreign currency contracts (21,514)
Definitions:
BRL Brazilian Real
CLP Chilean Peso
COP Colombian Peso
CZK Czech Koruna
DOP Dominican Peso
EUR Euro
HUF Hungarian Forint
IDR Indonesian Rupiah
KES Kenyan Shilling
MYR Malaysian Ringgit
PEN Peruvian Nuevo Sol
PHP Philippine Peso
PLN Polish Zloty
SGD Singapore Dollar
THB Thai Baht
USD United States Dollar
UYU Uruguayan Peso
ZMW Zambian Kwacha
† Security fully or partially on loan. Total market value of securities on loan is $906,970.
* Non-income producing
(d) Security in default
(s) The rate shown reflects the rate in effect at the end of the reporting period. Coupon adjusts periodically based upon a predetermined schedule
Reg S Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted. These securities have an aggregate value of $12,338,751, or 16.1% of net assets.